TRADE AND OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2025
TRADE AND OTHER ACCOUNTS PAYABLE
TRADE AND OTHER ACCOUNTS PAYABLE

18  – TRADE AND OTHER ACCOUNTS PAYABLE

The composition of trade accounts payable and other current accounts payable is as follows:

Class	12.31.2025	12.31.2024
	ThCh$	ThCh$
Current	480,396,027	457,074,643
Non-current	685,605	2,534,836
Total	481,081,632	459,609,479

Description	12.31.2025	12.31.2024
	ThCh$	ThCh$
Trade accounts payable	325,109,831	319,605,026
Withholding tax	94,607,257	77,122,183
Other (1)	61,364,544	62,882,270
Total	481,081,632	459,609,479
(1)	Other current considers the account payable to former shareholders of Companhia de Bebidas Ipiranga (“CBI”). See Note 6 for further information.